Schedules of Concentration of Risk Based on Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Advertiser A
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	32.00%		26.00%
Accounts Receivable | Advertiser A
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%	37.00%
Accounts Receivable | Advertiser B
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%		[1]

[1]	Less than 10% of accounts receivable.